Revenues (Details) - Schedule of disaggregated by geographical region - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Americas
Total Revenues	$ 136,046,000	$ 144,050,000
Total Americas [Member]
Americas
Total Revenues	81,428,000	86,808,000
Total EMEA [Member]
Americas
Total Revenues	36,695,000	38,473,000
Total Asia Pacific [Member]
Americas
Total Revenues	17,923,000	18,769,000
UNITED STATES
Americas
Total Revenues	76,800,000	81,700,000
Systems [Member] | Total Americas [Member]
Americas
Total Revenues	16,541,000	17,993,000
Systems [Member] | Total EMEA [Member]
Americas
Total Revenues	10,022,000	9,723,000
Systems [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	4,609,000	5,169,000
Consumables [Member] | Total Americas [Member]
Americas
Total Revenues	34,181,000	35,542,000
Consumables [Member] | Total EMEA [Member]
Americas
Total Revenues	19,060,000	21,170,000
Consumables [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	9,382,000	9,599,000
Service [Member]
Americas
Total Revenues	42,251,000	44,854,000
Service [Member] | Total Americas [Member]
Americas
Total Revenues	30,706,000	33,273,000
Service [Member] | Total EMEA [Member]
Americas
Total Revenues	7,613,000	7,580,000
Service [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	$ 3,932,000	$ 4,001,000